SHARE-BASED COMPENSATION Valuation Assumptions (Details) - Stock Options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Dividend yield	0.00%	0.00%
Risk free interest rate, minimum		1.47%	0.65%
Risk free interest rate, maximum		1.66%	1.75%
Expected volatility, minimum		36.35%	29.54%
Expected volatility, maximum		48.65%	51.37%
Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Forfeitures		11.00%	11.00%
Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Forfeitures		37.00%	39.00%